Commitments and Contingencies (Details)	3 Months Ended						3 Months Ended													3 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2011 Oro Group [Member] USD ($)	Mar. 31, 2011 Anglo Gold Ashanti United States Of America [Member] USD ($)	Mar. 31, 2011 Anglo Gold Ashanti [Member] USD ($)	Jun. 30, 2011 Boddington Gold Mine [Member] USD ($)	Mar. 31, 2011 Boddington Gold Mine [Member] USD ($)	Mar. 31, 2011 Tau Lekoa Gold Mine [Member] USD ($)	Mar. 31, 2011 Geita Management Company Limited [Member] USD ($)	Mar. 31, 2011 Geita Management Company Limited [Member] USD ($)	Mar. 31, 2011 Ashanti Treasury Services Limited [Member] USD ($)	Mar. 31, 2011 South Africa [Member] USD ($)	Mar. 31, 2011 Brazil [Member] USD ($)	Mar. 31, 2011 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax First Assessment [Member] USD ($)	Mar. 31, 2011 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax Second Assessment [Member] USD ($)	Mar. 31, 2011 Brazil [Member] Contingent Liabilities Other Tax Disputes State Of Minas Gerais [Member] USD ($)	Mar. 31, 2011 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] USD ($)	Mar. 31, 2011 Ghana [Member] USD ($)	Mar. 31, 2011 Revolving Credit Facility [Member] USD ($)	Mar. 31, 2011 Rated Bonds [Member] USD ($)	Mar. 31, 2011 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Mar. 31, 2011 Mandatory Convertible Bonds [Member] USD ($)	Mar. 31, 2011 Ten Year Unsecured Notes [Member] USD ($)	Mar. 31, 2011 Thirty Year Unsecured Notes [Member] USD ($)
Capital Expenditure Commitments [Abstract]
Contracts for capital expenditure	$ 274,000,000
Authorized by the directors but not yet contracted for	2,388,000,000
Total Capital Expenditure Commitments	2,662,000,000
Commitments and Contingencies [Abstract]
Contingent Liabilities Financial Guarantees And Hedging Guarantees [Total]	2,974,000,000
Financial Guarantees [Line Items]
Financial Guarantees Surety				15,000,000
Financial Guarantees Reclamation Bonds					88,000,000
Financial Guarantees Environmental Guarantees						167,000,000
Financial Guarantees Surety Maximum Liability (ZAR)				100,000,000
Gain Contingency [Line Items]
Contingent Assets Royalty								0	0
Royalties received during the quarter ended March 31, 2011. See Note F	8,000,000	0						6,000,000	1,000,000
Royalties received subsequent to March 31, 2011							7,000,000
Contingent Assets Rate Payable Dollar Per Ounce								600
Contingent Assets Maximum Royalty Cap								100,000,000
Contingent Assets Royalty On Further Production Receivable Ounce									1,500,000
Contingent Assets Maximum Gold Price Before Royalty Entitlement ZAR Per Kilogram									180,000
Contingent Assets Royalty Payment Rate Percentage									3.00%
Royalty Revenue Received Collection Period (number of days)								forty five days
Vulnerability From Concentrations [Abstract]
Vulnerability From Concentrations Discount Rate										7.82%
Vulnerability From Concentrations Recoverable Value Added Tax										47,000,000
Vulnerability From Concentrations Fuel Duties										67,000,000
Hedging Guarantees [Line Items]
Hedging Guarantees											0	0
Hedging Guarantees Gold Delivery	0
Loss Contingency [Line Items]
Contingent Liabilities Deep Groundwater Pollution													0
Contingent Liabilities Ground Water Pollution	0
Contingent Liabilities Gold Deliveries Sales Tax														95,000,000	59,000,000	36,000,000
Contingent Liabilities Other Tax Disputes														39,000,000			10,000,000	29,000,000
Contingent Liabilities Indirect Taxes																			11,000,000
Occupational Diseasses in Mines and Works Act ("ODMWA") litigation	0
Guarantee Obligations [Line Items]
Guarantees Fair Value Disclosure																				0	1,026,000,000	742,000,000		791,000,000
Line Of Credit Facility Maximum Borrowing Capacity	1,000,000,000		1,000,000,000																	1,000,000,000
Line Of Credit Facility Revolving Credit Facility Period (Years)																				four year
Debt Instrument Face Amount	$ 1,000,000,000		$ 1,000,000,000																				$ 732,500,000	$ 789,000,000	$ 700,000,000	$ 300,000,000
Debt Instrument Interest Rate Stated Percentage																							3.50%	6.00%	5.375%	6.50%